Income Taxes - Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate [Abstract]
Income tax computed at PRC statutory tax rate	25.00%	25.00%
Effect of tax-preferential entities	50.60%	(8.20%)
Non-deductible expenses and others	(54.50%)	0.70%
Income tax expense	21.10%	17.50%